CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive income USD ($)	KSOP Debt USD ($)
Balance at Dec. 31, 2010				$ 243,582,458	$ 5,171,603	$ 14,518,570	$ (268,571,593)	$ 1,217,915	$ (110,691)
Balance (in shares) at Dec. 31, 2010		58,769,851	500,236
Net loss							(23,612,393)
Other comprehensive loss								(1,176,173)
Stock option compensation						2,723,577
Fair value of options exercised				98,869		(98,869)
Common shares issued for:
Option exercises				15,778
Option exercises (in shares)		95,921
Services				326,160
Services (in shares)		178,200
KSOP allocation									110,691
Balance at Dec. 31, 2011				244,023,265	5,171,603	17,143,278	(292,183,986)	41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss							(7,721,979)
Other comprehensive loss	(24,207)							(24,207)
Stock option compensation						1,141,206
Fair value of options exercised				6,969		(6,969)
Common shares issued for:
Option exercises				9,100
Option exercises (in shares)		5,000
Services				2,128,575
Services (in shares)		702,500
Balance at Mar. 31, 2012				$ 246,167,909	$ 5,171,603	$ 18,277,515	$ (299,905,965)	$ 17,535
Balance (in shares) at Mar. 31, 2012		59,751,472	500,236